File No. 33-54569
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 16
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on February 7, 1996) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      120,900 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $1,486,973.28**
  * Estimated solely for the purpose of calculating the registration fee, at $12.30 per unit.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
      THE REGISTRANT HEREBY TERMINATES ITS ELECTION MADE PURSUANT TO RULE 24f-2.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 97,331. There have been no previous filings of post-effective amendments during the current fiscal year 97,331 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                     PAINEWEBBER EQUITY TRUST, GROWTH STOCK
                                    SERIES 16
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

                            PaineWebber Equity Trust
                           Growth Stock Series Sixteen
                             (The New Growth Stocks)
  730,000 Units
       The investment objective of this Trust is to provide for capital appreciation through an investment in equity stocks having, in
  Sponsor's opinion on the Initial Date of Deposit, an above average potential for capital appreciation. The value of the Units will fluctuate with the value of the portfolio of underlying securities.
       The minimum purchase is $1,000, except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is $250. Only whole Units may be purchased.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-PROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMIS-SION OR ANY STATE SECURITIES COMMISSION PASSED UPON
  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
  THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN ACQUIRED BY THE
  SPONSOR EITHER BY PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR IN THE SECONDARY MARKET.
       SPONSOR:
       PaineWebber
              Incorporated
                          Read and retain this prospectus for future reference.
                          Prospectus Part A dated February 7, 1996

  Essential Information Regarding The Trust
       The   Trust.   The   objective   of   the   PaineWebber   Equity  Trust,
  Growth Stock Series 16 (the "Trust") is to provide for capital appreciation through an investment in equity stocks which have, in the Sponsor's opinion on the Initial Date of Deposit, an above-average potential for capital appreciation (referred to herein alter-natively as either the "Stocks" or the "Securities").

       The Trust will seek to achieve its objective of capital apprecia-tion through an investment in a diversified portfolio of Stocks issued by companies that PaineWebber believes are likely to benefit from a return to potential outperformance by growth stocks. PaineWebber uses the term growth stocks to mean those stocks whose earnings growth rate is greater than that of the market as a whole, as defined by the S&P 500.* PaineWebbers Strategy Group, in conjunction with Painewebbers industry analysts, selected those companies to be included in the portfolio which they believe are most likely to benefit from the anticipated trend towards growth stocks which PaineWebber forecasts.
       Summary of Risk Factors. There are certain investment risks inherent in unit trust portfolios which hold equity securities. The equity securities may appreciate or depreciate in value or pay dividends depending on the full range of economic and market influences affecting corporate profitability, the financial condition of the issuers, the prices of equity securities, the condition of the stock  markets  in  general  and  the  prices  of  the  stocks in particular.
  In addition, rights of common stock holders are generally inferior to those of holders of debt obligations or preferred stock. In addition, the American Depositary Receipts (ADRs) and, the equity securities of foreign issuers (Foreign Stocks) which are denominated in currencies other than the U.S. dollar held in the Trust Portfolio, are susceptible to additional risks, such as currency exchange rate fluctuations as well as potential future political and economic devel-
  opments   which   might   adversely   affect   the   payment  or  receipt  of
  payment on dividends. Also, foreign securities markets in general have substantially less volume than U.S. markets and Foreign Stocks may be less liquid and experience greater price volatility
  than   securities   of   comparable   domestic   companies.   See  Risk  Fac-
  tors and Special Considerations for a discussion of these risks. The Trusts portfolio has been diversified among various industry groups in an attempt to limit the risks inherent in owning a portfolio of stock. The stocks may be categorized by industry groups as shown in the table below under the caption The Composition of the Portfolio. There is no assurance, however, that such diversification will eliminate an investor's risk of earnings or market price volatility or trading liquidity. There can also be no assurance that the Trust portfolio  will  remain  constant  during  the  life  of  the  Trust. Certain
  events   might   occur  which  could  lead  to  the  elimination  of  one  or more Stocks from the Portfolio (see: "Administration of the Trust- -Portfolio Supervision"), thereby reducing the diversity of the Trust's investments. Further, under certain circumstances, if a tender offer is  made  for  any  of  the  Stocks  in  the  Trust,  or  in  the  event of a merger or reorganization, the Trust will either tender the Stocks or sell them as more fully described under the caption "The Trust".
  The Composition of The Portfolio.
       PaineWebber forecasts that investors should return to invest-ments in growth stocks. PaineWebbers research professionals be-lieve there are four timely reasons behind this statement.
       First, PaineWebber believes that the relative earnings of growth stocks should improve in the near future as S&P earnings growth slows because of tough comparisons to past earnings and the Federal Reserve Board's anticipated continued tightening of the
  money   supply   (which   is  accomplished  by  raising  short-term  interest
  rates).  Such  tightening  is  an  attempt  to  slow  inflation and growth as
  measured   by   gross   domestic   product   (GDP).   Assuming   the  Federal
  Reserve gets the slower GDP growth it desires over the next year, it is PaineWebber's view that many growth stocks are likely to grow faster than the S&P 500 in the future.
  ______
       *The   Standard   &   Poor's   500   Index   (the   "S&P   500")  is  an
  unmanaged index of 500 stocks calculated under the auspices of Standard & Poors, which, in PaineWebber's view, constitutes a broadly diversified, representative segment of the market of publicly traded stocks in the United States.
       Second, PaineWebber's economists forecast that bond yields, near their peak, should start to decline slightly over the next few years. PaineWebber forecasts that, as interest rates fall, the relative price  to  earnings  ratio  (P/E)  of  growth  stocks  should  expand. As the
  P/E   of  the  entire  market  expands  with  falling  rates,  growth  stocks
  should   benefit   from   both   the   rise   in  the  market's  P/E  and  an
  increasing relative P/E for growth. Stocks with growth rates greater than the market's should get a P/E benefit from lower interest rates that is more than the benefit for the overall market.
       Third, PaineWebber believes that many growth stocks are cur-rently undervalued in the market. In fact, over the past several years the prices of many growth stocks have stagnated as investors gravitated towards other types of equity investments. However, while
  these   stock  prices  have  stagnated,  their  earnings  have  continued  to grow at a double-digit pace, making many of them statistically inexpensive at this point.
       Fourth, PaineWebber asserts that, although the earnings of cyclical stocks probably will increase further, the prices of cyclical stocks tend to peak long before their earnings. Due to this fact, many investors should consider moving their investments out of cyclical stocks and into growth stocks long before the anticipated cyclicals' earnings peak.
       PaineWebber   asserts   that   the   major   challenge   for   investors
  seeking to return to investments in growth stocks is to buy stocks that really are growth stocks. In PaineWebber's view, investors should  resist  the  impulse  to  return  to  investing  in the growth stocks which may have done well in the last cycle, but have since fallen out of favor. This is because the identity of what constitutes a "growth industry" or "growth stock" is always changing.
       In light of PaineWebber's above-mentioned forecast of a return to growth stocks and seeking to determine future areas for new growth, PaineWebber's Strategy Group worked in conjunction with
  its   research   professionals   to  distinguish  certain  areas  which  they
  believe may foster future growth. PaineWebber's experts have iden-tified five themes (outlined below) which, in PaineWebber's opinion, will be the leaders in the next growth cycle.
       These   are   industries   and   sectors  that  because  of  a  secular,
  structural change--such as a demographic trend (e.g., the aging of baby boomers), a major political development (e.g., the decline of communism) or a technological change (e.g., the proliferation of personal computers)--present firms with excellent opportunities for earnings growth. PaineWebber's professionals have identified the following five themes they feel will foster heightened growth pros-pects over the next several years.
       1.   U.S.   Demographics.   Between   1994   and  2000,  the  number  of
  Americans aged 35 - 55 will increase by 11 million, accounting for fully 71% of the total increase in U.S. population. These baby boomers are the core of what PaineWebber calls the "new American consumer". PaineWebber classifies this consumer as one who wants convenience, value and products that are better and better for
  you.   PaineWebber   believes   that   firms  which  may  be  leaders  in  an
  existing product or service category and, in particular those in under-developed product lines, have an opportunity to generate substantial earnings growth by capturing rising shares of rapidly expanding markets.
       In addition, PaineWebber sees a special demographic opportu-nity in the U.S. Hispanic market, whose population is forecast to grow three times as rapidly as the overall U.S. population as we near the next century. This creates an opportunity both for com-panies serving the Hispanic market and for states such as Florida and Texas that attract many Hispanic people.
       2. Healthcare. PaineWebber believes that, although there are still opportunities among selected drug and medical device stocks, investors should also look to companies participating in the consoli-dation of healthcare services. However, PaineWebber thinks such consolidation is not the only attractive opportunity in the healthcare industry. PaineWebber cites three reasons why it believes healthcare is still a growth sector.
       * Demography. The fastest growing age group from 1994 to 2000 will be 45-55 year olds, who are still generally healthy but are
  starting   to   develop   medical   problems.   The  second  fastest  growing
  group in percentage terms is Americans aged 75 and above, who are by far the heaviest consumers of health care. Similar trends exist in Japan and Western Europe.
       * Technology. Due to advances in biotechnology, electronics, material science and many other areas, companies continue to
  generate   many   new  good  products  that  allow  people  to  live  longer.
  The   United   States  is  the  global  leader  in  these  areas  by  a  wide margin.
       * Politics. Because of recent voter resentment of proposals to control the price of or limit the amount or quality of healthcare that middle class patients receive, PaineWebber believes that any health-care reform that does occur will simply be a new entitlement that increases overall demand for healthcare.
       Two other areas of healthcare-related growth, in PaineWebber's view, are biotechnology companies with patented, value-added pro-
  ducts and health service providers, including nursing homes and well-managed providers in the home health care sector.
       3.    Emerging    Markets    Consumerism.       An   enormous   economic
  development of the past six years has been the introduction of capitalism, or at least a more pure and powerful strain of capitalism, to over 3.2 billion people in China, India, the former Soviet Empire,
  Latin America and Southeast Asia. Vietnam and South Africa have become more accessible to American businesses, and PaineWebber believes Cuba probably is not far behind. At the same time, international trade has been fostered by trade agreements such as NAFTA, GATT, the European Union and the Mercosur agreement between Brazil, Argentina, Paraguay and Uruguay, which raise living standards by fostering intraregional trade.
       Because the United States is the world's largest consumer culture with considerable stature and influence beyond its borders, the dramatic advance of capitalism creates a huge opportunity for U.S. firms that produce and sell items considered commonplace within the U.S. (e.g., cigarettes, razors, soap, soda, beer, sneakers and chewing gum). PaineWebber believes this opportunity is, for a few select firms, even bigger and more captivating than it seems, because of characteristics found in many of these emerging mar-kets, including rapid population growth, limited competition, rapid income growth, young populations poised to increase consumption, large numbers of "middle class" citizens and the greater economic impact from life-style changes.
       4. Emerging Markets Infrastructure. If, as PaineWebber ex-pects, emerging markets register rapid GDP growth over the next several years, investment in infrastructure will be both a major force behind this growth and an indispensable prerequisite for it. Just as the United States required heavy capital investment in canals, railroads and telegraph lines during the nineteenth century, so do emerging economies today need highways, airports, telephone sys-
  tems,    electricity   and   sewage   systems.   Water   treatment   is   one
  example of an excellent infrastructure opportunity in both developing and emerging economies.
       In PaineWebber's opinion, enormous investments in infrastruc-ture will take place, creating opportunities for well-placed firms. Of course, investors must recognize the possibility of a disruption in capital flows due to political turmoil or global financial downturns which could conceivably halt foreign investment.
       PaineWebber believes that the most leveraged plays on this anticipated massive investment are foreign companies, although strong demand from emerging markets is also a significant benefit for U.S. industrial firms. Many of these companies operate in mature industries where top-line growth is difficult to generate, so the incremental demand coming from emerging markets is very important to them.
       5.   The   Information   Highway.      PaineWebber   believes  that  the
  long-term   growth   prospects   of   the   information   highway  are  still
  promising.   But,   the  best  investments  tend  to  be  familiar  companies
  that are currently profitable and not making large expenditures in the information highway which might not pay off for years and years, if ever.
       PaineWebber   projects  that,  in  the  near  term,  rapid  growth  will be in companies involved in the personal computer (PC) side of the information highway. In PaineWebber's view, the safest way to invest in the PC explosion is in dominant companies that are low-cost producers (for example, of chips, computers, printers and software) or who set industry standards, or both. Other targeted areas of growth selected by PaineWebber are companies which sell copyrighted content to be distributed over the information highway and wireless communications, which is the fastest growing part of the U.S. telecommunications industry.
       Taking all of these factors described above into account, PaineWebber's research professionals have selected certain stocks in the industries listed below which they believe will benefit from their participation in one or more of the five themes, described above, which are expected to be the leaders of the next growth cycle. In PaineWebber's search for such potential growth stocks, there was no particular bias toward large capitalization or small capitalization issues. In PaineWebber's view, the list below which they have assembled is fairly evenly distributed among small-capitalization, mid-capitalization and large-capitalization stocks.
  These are common stocks issued by companies who may receive income and derive revenues from multiple industry sources but whose primary industry is listed in the "Schedule of Investments."
   Primary Industry                                        Approximate
     Source and                                           Percentage of
   Name of Issuer                                        Aggregate Market
                                                        Value of the Trust
    Advertising- Omnicom                                       2 %
    Banking/Finance - Barnett Banks                            2
    Biotechnology - Amgen; Biogen; Chiron; Genzyme*            9
    Building Materials - Ply-Gem Industries                    1
    Cellular/Paging Communication - Grupo Iusacell; Paging     5
       Network; Rogers Cantel; Vodafone
    Construction - Empresas ICA                                1
    Computer Hardware/Software - Compaq; Microsoft; Oracle     6
        Systems
    Consumer/Household Products - Gillette; Procter & Gamble   4
    Consumer Finance - World Acceptance                        3
    Electrical - Emerson Electric                              2
    Electronic/Semi-Conductor - Hewlett-Packard; Intel;        1
       Littelfuse;  Motorola; Nokia
    Entertainment - Walt Disney Company; Time Warner; Viacom   5
    Food/Beverage - Coca-Cola; Wrigley                         3
    Food Retailer - General Nutrition; Starbucks; Whole Foods  5
        Market
    Healthcare/Hospitals - Columbia/HCA; Integrated Health     3
    Investment Conglomerate- Swire Pacific                     1
    Machinery - AlliedSignal                                   2
    Medical Delivery Services - Apria Healthcare*;             9
       Boston Scientific;  Medtronic
    Motor Vehicle Parts - Special Devices; Superior            4
       Industries; TRW
    Packaging - BAESA; Crown Cork & Seal                       2
    Power Utility - China Light & Power                        1
    Publishing - A.H. Belo                                     2
    Radio Network - Grupo Radio; Heftel                        2
    Real Estate Development - Sun Hung Kai                     1
    Specialty Retailer - Barnes & Noble; CUC International;    5
        Home Shopping Network
    Telecommunications -Telecom Argentina;Telefonos de Mexico  1
    Television/Cable Networks- Bell Cablemedia; Capital        5
        Cities/ABC;  United Video Satellite Group
    Water Treatment - Ionics; U.S. Filter                      4

     *Of the original 59 stocks in the portfolio, Homedco Group and Genzyme Corp. have restructured. Homedco Group merged to form Apria Healthcare and Genzyme spun off its Tissue Repair Division.

       The   following  table  categorizes  the  Portfolio  Securities  by  the
  five   themes   which  PaineWebber  believes  will  be  the  leaders  in  the next  growth  cycle.  Some  of  the  Stocks  may  fall  into  more  than  one category.
  U.S. Demographics:
  Barnes  &  Noble,  Barnett  Banks,  A.H.  Belo,  General  Nutrition,  Heftel,
  Home Shopping Network, Littelfuse, Ply-Gem Industries, Special Devices, Starbucks, Whole Foods Market, World Acceptance
  Healthcare:
  Amgen, Apria Healthcare, Biogen, Boston Scientific, Chiron, Colum-bia/HCA, Genzyme, Integrated Health, Medtronic
  Emerging Markets Consumerism:
  BAESA, Coca-Cola, Crown Cork and Seal, Walt Disney Company, Gillette, Grupo Radio, Omnicom, Procter & Gamble, Time Warner, Viacom, Wrigley
  Emerging Markets Infrastructure:
  AlliedSignal, China Light & Power, Emerson Electric, Empresas ICA, Ionics, Grupo Iusacell, Motorola, Nokia, Sun Hung Kai, Superior Industries, Swire Pacific, Telecom Argentina, Telefonos de Mexico, TRW, U.S. Filter
  Information Highway:
  Bell Cablemedia, Capital Cities/ABC, Compaq, CUC International, Walt Disney Company, Hewlett-Packard, Intel, Microsoft, Motorola, Nokia, Oracle Systems, Paging Network, Rogers Cantel, Time War-ner, United Video Satellite, Viacom, Vodafone

       Additional Deposits. After the first deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional Securities in the Trust where additional Units are to be offered to the public, maintaining the original percentage relation-ships between the number of shares of Stock deposited on the Initial Date of Deposit, subject to certain adjustments. Costs in-curred in acquiring such additional Stocks which are either not listed on any national securities exchange or are ADRs or Foreign Stocks, including brokerage fees, stamp taxes and certain costs associated with foreign trading incurred in purchasing such addi-tional Stocks, will be borne by the Trust. Investors purchasing Units during the initial public offering period will experience a dilution of
  their   investment   as   a   result   of   such  brokerage  fees  and  other
  expenses paid by the Trust during additional deposits of Securities purchased by the Trustee with cash or cash equivalents pursuant to instructions to purchase such Securities. (See "The Trust" and "Risk Factors and Special Considerations".)
       Termination. Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in the Trust twenty days prior to the Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate approximately five (5) years after the Initial Date of
  Deposit regardless of market conditions at the time. (See "Termina-tion of the Trust" and "Federal Income Taxes".)
       Public Offering Price. The Public Offering Price per Unit is computed by dividing the Trust Fund Evaluation, including the U.S. dollar value of the Foreign Stocks based on the applicable currency exchange rate calculated at the Evaluation Time, by the number of Units outstanding and then adding a sales charge of 3.75% of the
  Public Offering Price (3.90% of the net amount invested). The sales charge is reduced on a graduated scale for volume purchasers and
  is   reduced   for  certain  other  purchasers.  Units  are  offered  at  the
  Public Offering Price computed as of the Evaluation Time for all sales subsequent to the previous evaluation. The Public Offering Price will vary from the Public Offering Price set forth on page 20. (See "Public Offering of Units--Public Offering Price".)
       Distributions.      The   Trustee   will   make   distributions  on  the
  Distribution Dates. (See "Distributions" and "Administration of the Trust".) Upon termination of the Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
       Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order, including the U.S. dollar value of the Foreign Stocks based on the applicable currency exchange rate calculated at the Evalu-ation Time, plus the applicable sales charge. (See "Public Offering of Units--Public Offering Price" and "Valuation".) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption. With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discre-tion to direct the Trustee to redeem units "in kind" by distributing Securities to the redeeming Unitholder. (See "Redemption".)
  THE TRUST
       The Trust is one of a series of similar but separate unit investment trusts created under New York law by the Sponsor pursuant to a Trust Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, between PaineWebber Incorporated, as Sponsor and Investors Bank & Trust Company and The First National Bank of Chicago, N.A., as Co-Trustees (the "Trustee"). The objective of the Trust is capital appreciation through an investment in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, potential for capital appreciation.
       On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commer-cial bank or banks in an amount at least equal to the purchase price. The value of the Stocks was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Spon-sor a receipt for Units representing the entire ownership of the Trust.
       With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the Securities in the Trust (determined by reference to the number of shares of Stock). The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional Units are to be offered to the public, maintaining as closely as practicable the original percentage relationship between the Securities deposited on the Initial Date of Deposit and replicating any cash or cash equiv-alents held by the Trust (net of expenses). The original proportion-
  ate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of Security or to reflect a merger or reorganization. Stock dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be distributed on the next Income Account Distribution Date.
       On the Initial Date of Deposit each Unit represented the frac-tional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through the deposit of additional Securities for purposes of the sale of additional Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each
  Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)
  ______
       *Reference is hereby made to said Trust Indenture and Agree-ment and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
  RISK FACTORS AND SPECIAL CONSIDERATIONS
       An   investment   in   Units  of  the  Trust  should  be  made  with  an
  understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive  dividends  only  when  and  if,  and  in  the  amounts,  declared by
  the   issuer's   board   of   directors   and   to   participate  in  amounts
  available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders  of  preferred  stocks  have  the  right  to  receive  dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Divi-
  dends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.
       Common   stocks   do   not   represent  an  obligation  of  the  issuer.
  Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the Stock in the Trust may be expected to fluctuate over the life of the Trust.
       In addition, there are investment risks common to all equity issues. The Stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial con-dition of issuers, changes in national or worldwide economic con-ditions, and the prices of equity securities in general and the Stocks in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.
       Certain of the Stocks in the Trust are ADRs and Foreign Stocks, which are subject to additional risks. (See "Schedule of Invest-ments" herein.) ADRs evidence American Depositary Shares, which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. ADRs and Foreign Stocks involve certain investment risks that are different from those experienced by stocks issued by domestic issuers. These investment risks include potential future political and economic developments and the potential estab-lishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the pay-ment or receipt of payment of dividends on such Foreign Stocks and ADRs. ADRs and Foreign Stocks may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under certain U.S. securities laws and therefore may make less
  information   publicly   available  than  that  afforded  by  their  domestic
  counterparts. Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards, re-quirements and practices such as are applicable to domestic issu-
  ers. These factors may have an impact on general market prices for the stocks of such issuers.
       In addition, Foreign Stocks generally are denominated in non-U.S. currency, and pay dividends and trade in such foreign cur-
  rency. The securities underlying the ADRs held in the Trust are also generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in for-eign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the Foreign Stocks and the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the Foreign Stocks and the shares underlying the ADRs are denominated. PaineWebber observes that most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the
  United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate dif-ferentials between currencies, the balance of imports and exports of goods and services, and transfer of income and capital from one country to another. These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors predict-ing the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.
       The foreign exchange transactions may be conducted by the Trustee with foreign exchange dealers acting as principals either on a spot (i.e., cash) buying basis or on a forward foreign exchange transaction  on  the  date  the  Trust  is  due  to  receive  the  applicable foreign currency, e.g., a dividend payment date for a Foreign Stock. These forward foreign exchange transactions will generally be of as short a duration as practicable and will generally settle on the date of receipt of the applicable foreign currency involving specific receivables or payables of the Trust accruing in connection with the purchase and sale of its Foreign Stocks and income received on the Foreign Stocks. These transactions are accomplished by contracting to purchase or sell a specific currency at a future date and price set at the time of the contract. The cost to the Trust of engaging in these foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. The relevant exchange rate used for evaluations of Foreign Stocks will include the cost of buying or selling, as the case may be, any forward foreign exchange contract in the relevant security, if any are purchased or sold.
       In general, foreign securities are not registered under the Securities Act of 1933 and may not be exempt from the registration requirements of the Act. Sales of non-exempt securities in United
  States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of Foreign Stocks will gen-
  erally be effected by the Trustee only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Foreign Stocks, investors should realize that the Foreign Stocks may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. Even though the Foreign Stocks are listed, the principal trading market for such Foreign Stocks may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Foreign Stocks may depend on whether dealers will make a market in the Foreign Stocks. There can be no assurance that a market will be made for any of the Foreign Stocks, that any market for the Foreign Stocks will be maintained or that there will be sufficient liquidity of the Foreign Stocks in any markets so made. The price at which the
  Foreign Stocks may be sold to meet redemptions and hence the value of the Trust may be adversely affected if trading markets for the Foreign Stock are limited or absent.
       Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Securities in amounts sufficient to maintain, to the extent practicable, the per-centage relationship among the Securities based on the price of the Securities at the Evaluation Time on the date the cash is deposited.
  To   the   extent   the   price  of  a  Security  or  the  relevant  currency
  exchange rate increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price and currency
  11  fluctuations  during  this  period  since  if  the  price  of shares of a
  Security  increases,  Unitholders  will  have  an  interest  in  fewer shares of that Security, and if the price of a Security decreases, Unithol-ders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Evaluation Time or at prices as close as possible to the  prices  used  to  evaluate  the  Trust  at  the  Evaluation  Time.  Thus price and currency fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the
  acquisition   of  Securities  not  listed  on  any  national  securities  ex-
  change (due to differentials between bid and offer prices for the Securities) and brokerage fees, stamp taxes and other costs asso-ciated with foreign trading incurred in purchasing Foreign Stocks will be at the expense of the Trust and will affect the value of every Unitholder's Units.
       In  the  event  a  contract  to  purchase  a  Stock  to  be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record  on  the  last  day  of  the  month  in  which  the  failure occurred.
  The distribution will be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attrib-utable to such failed contract.
       Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee
  and   the   Sponsor   do   not   have   authority   to   manage   the  Trusts
  assets fully in an attempt to take advantage of various market conditions to improve the Trusts net asset value, but may dis-pose of Securities only under limited circumstances. (See the discussion below relating to disposition of stocks which may be the subject of a tender offer, merger or reorganization and also the discussion under the caption "Administration of the Trust- -Portfolio Supervision".)
       Certain of the Stocks may be attractive acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financ-ing. There may be other conditions to the tender offer as well.
  Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open. The Agreement sets forth criteria to be applied in the event of a tender offer, merger or reorganization involving one or more of the Stocks in the Trust.
  FEDERAL INCOME TAXES
       The Trust intends to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying for and electing such treatment, the Trust will not be subject to federal income tax on taxable income or net capital gains distributed to Unitholders provided it distributes 90% or more of its taxable income (exclusive of net capital gains). However, a 4% excise tax is imposed on regulated investment companies that fail to distribute all but a de minimis amount of their income and gain. The Trust intends to distribute all of its income, including capital gains, annually.
       In   any   taxable  year,  the  distributions  of  any  ordinary  income
  (such as dividends) and any net short-term capital gain will be taxable as ordinary income to Unitholders. A distribution paid shortly after a purchase of shares may be taxable even though, in effect, it may represent a return of capital to Unitholders. A dividend paid by the Trust in January will be considered for federal income tax purposes to have been paid by the Trust and received by the
  Unitholders   on   the   preceding   December   31,   if   the  dividend  was
  declared    in    the    preceding   October,   November   or   December   to
  Unitholders of record in any one of those months. Distributions which are taxable as ordinary income to Unitholders will not constitute dividends for purposes of the dividends-received deduc-tion for corporations except, and only to the extent of, a specific designation by the Trust.
       The gross income of the Trust typically will include dividends and gains on sales or other dispositions of portfolio securities. In order to maintain its qualification as a "regulated investment com-pany", the Trust must in the course of a taxable year derive at least
  90% of its gross income from dividends, interest, gains on sales or other dispositions of Securities and certain other sources (referred to as "eligible sources"), and must derive less than 30% of its gross income from the sale or other disposition of Stock, Securities and certain other assets held for less than three months. If during a taxable  year  it  appears  that  less  than  90%  of  the  Trust income will be derived from eligible sources, the Sponsor may direct the Trustee to sell Securities which, upon the realization of sufficient aggregate gain, will enable the Trust to maintain its qualification as a regulated investment company.
       Distributions by the Trust that are designated by it as long-term capital gain distributions will be taxable to Unitholders as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. Distributions of proceeds derived from the sale or redemption of Securities in the Trust portfolio (exclusive of net capital gain) will not be taxable to Unitholders to the extent that they represent a return of capital; such distributions will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be taxed as capital gain. Any loss realized by a Unitholder on the sale or exchange of Units that are held by him for not more than six months will be treated as a long-term capital loss if a long-term capital gain distribution had been paid to such Unitholder with respect to such Units.
       Withholding For Citizen or Resident Investors.In the case of any noncorporate Unitholder that is a citizen or resident of the
  United   States,  a  31  percent  "backup"  withholding  tax  will  apply  to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).
       The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust. Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the Federal, state and local tax consequences to it of ownership of Units.
       Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans. Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Invest-ment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.
  PUBLIC OFFERING OF UNITS
       Public  Offering  Price.  Public  Offering  Price.  The  public offering price per Unit is based on the aggregate market value of the Stocks, including the U.S. dollar value of the Foreign Stocks based on the applicable currency exchange rate calculated at the Evaluation Time, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below.
  The  public  offering  price  per  Unit  is  computed  by  dividing the Trust
  Fund Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation".) The Public Offering Price on the Initial Date of Deposit or on any subsequent date will vary due to fluctuations in the value of the Stocks, the currency exchange rates and costs associated with foreign trading.
       Sales  charges  during  the  initial  public  offering  period  and  for secondary  market  sales  are  set  forth  below.  A  discount  in  the sales charge is available to volume purchasers of Units due to economies of scale in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume pur-chasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 5,000 Units, applied on whichever basis is more favorable to the purchaser.
         Initial Public Offering Period and Secondary Market Thereafter
                                      Percent of
                                        Public         Percent of
        Aggregate Dollar               Offering        Net Amount
        Value of Units*                 Price           Invested
        Less than $50,000               3.75%             3.90%
        $50,000 to 99,999               3.50              3.63
        $100,000 to 249,999             3.25              3.36
        $250,000 to 499,999             2.75              2.83
        $500,000 to 749,999             2.25              2.30
        $750,000 to 999,999             2.00              2.04
        $1,000,000 to 1,999,999         1.50              1.52
        $2,000,000 or more              1.00              1.01
       *   The   sales   charge   applicable  to  volume  purchasers  according
  to the table above will be applied either on a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.
       The  volume  discount  sales  charge  shown  above  will  apply  to  all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this  Trust  will  be  aggregated  with  concurrent  purchases  of  any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.
       Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge of $5.00 per 100 Units.
       Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber Series"); The Municipal Bond Trust (the "National Series"); The Municipal Bond Trust, Multi-State Program (the "Multi-State Series"); The Municipal
  Bond Trust, California Series (the "California Series"); The Cor-porate Bond Trust (the "Corporate Series"); PaineWebber Path-finder's Trust (the "Pathfinder's Trust"); the PaineWebber Federal Government Trust (the "Government Series"); The Municipal Bond Trust, Insured Series (the "Insured Series"); or the PaineWebber
  Equity Trust (the "Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the
  Exchange Trusts to be acquired based on a reduced sales charge of $15 per Unit, per 100 Units in the case of a trust whose Units cost approximately $10 or per 1,000 units in the case of a trust whose Units cost approximately one dollar. Unitholders of this Trust are not eligible for the Exchange Option into an Equity Trust, Growth
  Stock Series designated as a rollover series for the 30 day period prior to termination of the Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Ac-counts. A Unitholder who purchased Units of a series and paid a per Unit, per 100 Unit or per 1,000 Unit sales charge that was less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such
  Unitholder   who   has   not   held   the  Units  to  be  exchanged  for  the
  five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.
       The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of
  the   applicable  Exchange  Trust  available  for  sale.  While  the  Sponsor has  indicated  that  it  intends  to  maintain  a  market  for  the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for
  Units   will  in  fact  exist  on  any  given  date  at  which  a  Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unithol-
  der. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be re-turned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange
  Option   generally   will  constitute  a  "taxable  event"  under  the  Code,
  i.e., a Unitholder will recognize a tax gain or loss at the time of exchange. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.
       The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time with notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
       To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts
  from   the  Sponsor.  If  Units  of  the  applicable  outstanding  series  of the  Exchange  Trust  are  at  that  time  available  for  sale,  and if such
  Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.
       The   exchange   transaction   will  operate  in  a  manner  essentially
  identical   to   any  secondary  market  transaction,  i.e.,  Units  will  be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed documents. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge. Exchange trans-actions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.
       For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per Unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's Units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four Units in the Exchange Trust for a total cost of $3,620 ($3,560 for the Units and $60 for the sales charge). If all 3,000 Units were tendered, the remaining $280 would be returned to the Unitholder.
       Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange Trusts having a Unit price of
  approximately   $10,   or   per   1,000   Units   in  the  case  of  Exchange
  Trusts  having  a  Unit  price  of  approximately  $1,  subject  to the terms
  and   conditions   applicable   to   the  Exchange  Option  (except  that  no
  secondary market is required for Conversion Trust units). To ex-ercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem
  the   units  of  the  Conversion  Trust.  Any  dealer  other  than  PaineWeb-
  ber must certify that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.
       Distribution   of   Units.      The  minimum  purchase  in  the  initial
  public offering is 100 Units, except that the minimum purchase is 25 Units for purchases made in connection with Individual Retire-ment Accounts or other tax-deferred retirement plans. Only whole Units may be purchased.
       The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National
  Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $.30 per Unit at the highest sales charge, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the  sales  charge  per  Unit,  dealers  taking  advantage  of  such  conces-
  sion   may  be  deemed  to  be  underwriters  under  the  Securities  Act  of
  1933.
       The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.
       Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market  at  any  time,  and  from  time  to  time,  without  notice.  In  the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under
  "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the stocks in the Trust, nor that of the Units.
       Investors  should  note  the  Trust  Fund  Evaluation  per  Unit  at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.
       The   Sponsor   may   redeem   any   Units   it  has  purchased  in  the
  secondary   market   if   it  determines  for  any  reason  that  it  is  un-
  desirable to continue to hold these Units in its inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.
       A   Unitholder   who   wishes   to   dispose   of   his   Units   should
  inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see "Redemption").
       Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the
  Trustee   as   described   under  "Valuation".  The  cost  of  Stock  to  the
  Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are not an expense of the Trust.
       Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.
       In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.
  REDEMPTION
       Units may be tendered to Investors Bank & Trust Company for redemption at its office in person, or by mail at One Lincoln Plaza, 89 South Street, Boston, MA 02111 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee. If the Units are represented by a certificate it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder. Un-itholders must sign exactly as their names appear on the records of
  the   Trustee   with   signatures   guaranteed   by   an  eligible  guarantor
  institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates
  of   death,  appointments  as  executor  or  administrator,  or  certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units ten-dered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.
       Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by
  the   Trustee.   The   Redemption   Value   per   Unit   is   determined   by
  dividing the Trust Fund Evaluation by the number of Units outstand-ing. (See "Valuation".)
       A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00
  p.m.,   it   is  deemed  received  on  the  next  business  day.  During  the
  period   in   which   the   Sponsor   maintains   a   secondary   market  for
  Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on
  the   second   business   day   following   such  presentation  and  Unithol-
  ders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).
       With respect to cash redemptions, amounts representing in-come received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, Stock will be sold pro rata, to the extent possible, and if not possible Stocks having the greatest amount of capital appreciation will be sold first. (See "Administra-
  tion of the Trust".) However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units "in kind" by distributing Securi-
  ties to the redeeming Unitholder. When Stocks are so distributed, a proportionate amount of each Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Stock distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.
       To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the
  amount   paid   by   the   Unitholder   depending   on   the   value  of  the
  Securities  in  the  portfolio  at  the  time  of  redemption.  In  addition,
  because   of   the   minimum   amounts   in  which  Securities  are  required
  to  be  sold,  the  proceeds  of  sale  may  exceed  the  amount  required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.
       The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or
  evaluation   of   the  Securities  is  not  reasonably  practicable;  or  for
  such   other   period   as   the   Securities  and  Exchange  Commission  may
  by  order  permit  for  the  protection  of  Unitholders.  The Trustee is not liable  to  any  person  or  in  any  way  for  any  loss  or  damages  which
  may   result   from   any   such   suspension   or   postponement,   or   any
  failure   to   suspend  or  postpone  when  done  in  the  Trustee's  discre-
  tion.
  VALUATION
       The Trustee will calculate the Trust's value (the "Trust Fund Evaluation") per Unit at the Evaluation Time set forth under "Sum-mary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the
  Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust and dividends receivable on Stock trading ex-dividend (other than any cash held in any reserve account established under the Inden-
  ture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee and the Sponsor (includ-ing legal and auditing expenses) and other Trust expenses. The per Unit Trust Fund Evaluation is calculated by dividing the result of
  such   computation   by   the   number   of   Units  outstanding  as  of  the
  date thereof. Business days do not include New Year's Day, Wash-ington's Birthday, Good Friday, Memorial Day, Independence Day,
  Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.
       The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the domestic Stocks are listed on one or more national securities exchanges or on the National Market System maintained by the National Association of Securities Dealers Automated Quotations System or if the Foreign Stocks are
  listed on a similar securities exchange or system, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New York Stock Exchange in the case of the domestic Stocks if such Stocks are listed thereon), (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities,  (c)  by  the  Trustee's  appraising  the  value  of the Stock in good  faith  on  the  bid  side  of  the  market  or  (d)  by any combination thereof. The evaluation of Foreign Stocks will be based on the U.S. dollar equivalent calculated at the relevant exchange rate for such
  Stocks.   The   relevant   exchange  rate  used  for  such  evaluations  will
  include   the   cost   of  any  forward  foreign  exchange  contract  in  the
  relevant currency, if any, purchased by the Trustee pursuant to the terms of the agreement.
       The tender of a Stock pursuant to a tender offer will not affect the method of valuing Stock.
  COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION
  VALUE
       On the business day prior to the Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge)
  exceeded   the   Redemption   Value   (see   "Essential   Information").  The
  prices of the Securities are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
  EXPENSES OF THE TRUST
       The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee, advertising expenses and  expenses  incurred  in  establishing  the  Trust,  including  legal  and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
       The   Sponsor  will  receive  a  fee,  which  is  earned  for  portfolio
  supervisory   services,   and   which   is  based  upon  the  largest  number
  of   Units   outstanding   during  the  calendar  year.  The  Sponsor's  fee,
  which is not to exceed $.0025 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the
  PaineWebber Equity Trust in any calendar year exceed the ag-gregate cost to it of supplying such services in such year.
       For  its  services  as  Trustee  and  Evaluator,  the  Trustee  will  be
  paid   in   monthly   installments,   annually  $.0170  per  Unit,  based  on
  the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated  to  be  $.0125  per  Unit  annually  which  include,  but  are not limited  to  certain  mailing,  printing,  and  audit  expenses.  Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.
       The   Sponsor's   fee   and  Trustee's  fee  may  be  increased  without
  approval of the Unitholders by an amount not exceeding a propor-tionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Depart-ment of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.
       In  addition  to  the  above,  the  following  charges  are  or  may  be
  incurred   by   each   Trust  and  paid  from  the  Income  Account,  or,  to
  the extent funds are not available in such Account, from the Capital Account (see "Administration of the Trust--Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee
  (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; (7) expenses incurred in holding and trading Foreign Stocks outside the United States; and (8) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Ex-
  change Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).
       The   accounts   of   the   Trust   shall   be  audited  not  less  than
  annually   by   independent   public   accountants   selected  by  the  Spon-
  sor.  The  expenses  of  the  audit  shall  be  an  expense  of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $.0050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.
       The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
  Based   upon   the   last   dividend  paid  prior  to  the  Initial  Date  of
  Deposit, dividends on the Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the
  extent   that   dividends   paid   with   respect   to  the  Stocks  are  not
  sufficient to meet the expenses of the Trust, the Trustee is au-thorized to sell Securities to meet the expenses of the Trust.
  Securities will be selected in the same manner as is set forth under "Redemption".
  RIGHTS OF UNITHOLDERS
       Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a re-quest, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its office in Boston of a written instrument of transfer.
       Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mu-tilated, stolen or lost certificates, the Unitholder must furnish indem-nity satisfactory to the Trustee and must pay such expenses as the
  Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.
  DISTRIBUTIONS
       The Trustee will distribute net dividends and interest, if any, from the Income Account on the quarterly Distribution Dates to Unitholders of record on the preceding Record Date. Distributions from the Capital Account will be made on annual Distribution Dates to Unitholders of record on the preceding Record Date. Distributions of less than $.05 per Unit need not be made from the Capital Account on any Distribution Date. See "Essential Information".
  Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.
       Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See "Termination".)
  ADMINISTRATION OF THE TRUST
       Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.
       The Trustee will credit on its books to an Income Account dividends, if any, and interest income, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying
  dividends   within   the   Income   Account.   The  pro  rata  share  of  the
  Income   Account   and   the   pro   rata   share   of  the  Capital  Account
  represented by each Unit will be computed by the Trustee as set forth under "Valuation".
       The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust. (See "Expenses and Charges.") In addition, the Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")
       The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.
       Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.
       The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of
  Unitholders,  a  current  list  of  underlying  Securities  in  the portfolio and  a  copy  of  the  Indenture.  Records  pertaining  to  a  Unitholder  or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.
       Within  sixty  (60)  days  after  the  end  of  each  calendar year, the
  Trustee   will  furnish  each  person  who  was  a  Unitholder  at  any  time
  during   the   calendar  year  an  annual  report  containing  the  following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves;
  (2)  any  Securities  sold  during  the  year  and  the  Securities  held  at the  end  of  such  year;  (3)  the  Trust  Fund  Evaluation  per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.
       Portfolio Supervision. The portfolio of the Trust is not "man-aged" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:
       (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;
       (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the
  declaration   or   payment  of  dividends  on  any  such  Securities  or  the
  existence   of  any  other  materially  adverse  legal  question  or  impedi-
  ment affecting such Securities or the declaration or payment of dividends on the same;
       (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;
       (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstand-ing securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contin-gently, affect the declaration or payment of dividends on the Securities;
       (5) upon the decline in price or the occurrence of any materi-ally adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;
       (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders (as further described under "Risk Factors and Special Considerations" herein);
       (7)   upon   a   decrease  in  the  Sponsor's  internal  rating  of  the
  Security; or
       (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.
       Securities may also be sold in the manner described under "The Trust". The Trustee may dispose of Securities where neces-sary to pay Trust expenses or to satisfy redemption requests as directed  by  the  Sponsor,  and  the  proceeds  of  such  sale  may  not  be reinvested.
       Cash received upon the sale of Stock (including sales to meet redemption requests) and dividends received will not be reinvested and will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.
  AMENDMENT OF THE INDENTURE
       The Indenture may be amended by the Trustee and the Spon-sor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.
       The   Indenture   may   be   amended  in  any  respect  by  the  Sponsor
  and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.
       The Trustee will promptly notify Unitholders of the substance of any amendment affecting Unitholders' rights or their interest in the Trust.
  TERMINATION OF THE TRUST
       The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termina-tion Date.
       Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other gov-
  ernmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unithol-der's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
  SPONSOR
       The Sponsor, PaineWebber Incorporated, is a corporation or-ganized under the laws of the State of Delaware. The Sponsor is a member  firm  of  the  New  York  Stock  Exchange,  Inc.  as  well  as  other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in
  addition   to  participating  as  a  member  of  various  selling  groups  or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such com-panies in its capacity as a broker or dealer in securities.
       The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for
  errors   in   judgment,   but  will  be  liable  only  for  its  own  willful
  misfeasance,  bad  faith,  gross  negligence  or  willful  disregard  of  its duties.  The  Sponsor  will  not  be  liable  or  responsible  in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
       The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.
       If  the  Sponsor  fails  to  undertake  any  of  its  duties  under  the
  Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.
  TRUSTEE
       The   Co-Trustees   are   The   First   National   Bank  of  Chicago,  a
  national banking association with its corporate trust office at One First National Plaza, Suite 0126, Chicago, Illinois 60670-0126 (which is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors
  of the Federal Reserve System) and Investors Bank & Trust Com-pany, a Massachusetts trust company with its principal office at One Lincoln Plaza, 89 South Street, Boston, Massachusetts 02111, toll-free number 800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System).
       The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful mis-conduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the
  Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its
  acceptance   or   administration  of  the  Trust,  including  the  costs  and expenses (including counsel fees) of defending itself against any claim of liability.
  INDEPENDENT AUDITORS
       The Statement of Financial Condition and Schedule of Invest-ments audited by Ernst & Young LLP, independent auditors, have been included in reliance on their report given on their authority as experts in accounting and auditing.
  LEGAL OPINIONS
       The legality of the Units offered hereby has been passed upon by Orrick, Herrington & Sutcliffe, 666 Fifth Avenue, New York, New York, as counsel for the Sponsor.

                                            ESSENTIAL INFORMATION REGARDING THE TRUST
                                                      As of October 31, 1995
   Sponsor:              PaineWebber Incorporated
   Co-Trustees:          Investors Bank and Trust Company and
                         The First National Bank of Chicago
   Date of Deposit:      November 10, 1994
        Aggregate Market Value of Securities in Trust:                             $8,505,828
        Number of Units:                                                           730,000
        Fractional Undivided Interest in the Trust Represented by
        Each Unit:                                                                 1/730,000th
        Calculation of Public Offering Price Per Unit:
             Net Assets in Trust                                                   $8,506,446
             Divided by 730,000 Units                                              $11.6527
             Plus Sales Charge of 3.75% of Public Offering Price
               (3.90% of net amount invested per Unit)                             $.4540
             Public Offering Price per Unit                                        $12.1067
   Redemption Value Per Unit:                                                      $11.6527
   Excess of Public Offering Price over Redemption Value per Unit:                 $.4540
   Sponsors Repurchase Price Per Unit:                                             $11.6527
   Excess of Public Offering price over Sponsors Repurchase price per              $.4540
   Unit:
   Evaluation Time:                                                                4 P.M. New York Time
   Distribution Dates*:                                                            January 20, April 20, July 20,
                                                                                   October 20
   Record Dates:                                                                   March 31, June 30, September 30,
                                                                                   December 31
   Mandatory Termination Date:                                                     January 20, 2000
   Discretionary Liquidation Amount:                                               50% of the value of the
                                                                                   Securities upon completion
                                                                                   of the deposit of the Securities
   Estimated Annual Expenses of the Trust**                                        $.0370 per Unit
        *See "Distributions".
       **See "Expenses of the Trust". Estimated dividends from the Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated expenses of the Trust.

                                                  REPORT OF INDEPENDENT AUDITORS
   THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
   THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES SIXTEEN:
       We  have  audited  the  accompanying  statement  of  financial  condition  of  The  PaineWebber  Equity  Trust,  Growth
   Stock  Series  Sixteen,  including  the  schedule  of  investments,  as  of  October  31, 1995 and the related statements of operations  and  changes  in  net  assets  for  the  period  from  November  10, 1994 (date of deposit) to October 31, 1995.
   These  financial  statements  are  the  responsibility  of  the  Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audit.
       We  conducted  our  audit  in  accordance  with  generally  accepted  auditing  standards. Those standards require that we  plan  and  perform  the  audit  to  obtain  reasonable  assurance  about  whether  the  financial statements are free of
   material   misstatement.   An   audit   includes   examining,   on  a  test  basis,  evidence  supporting  the  amounts  and disclosures  in  the  financial  statements.  Our  procedures  included  confirmation  of the securities owned as of October
   31,  1995,  as  shown  in  the  statement  of  financial  condition  and schedule of investments, by correspondence with the
   Co-Trustees.  An  audit  also  includes  assessing  the  accounting  principles  used  and significant estimates made by the
   Co-Trustees,  as  well  as  evaluating  the  overall  financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
       In  our  opinion,  the  financial  statements referred to above present fairly, in all material respects, the financial position  of  The  PaineWebber  Equity  Trust,  Growth  Stock  Series  Sixteen  at  October  31, 1995 and the results of its operations  and  changes  in  its  net  assets  for  the  period  from  November 10, 1994 to October 31, 1995, in conformity with generally accepted accounting principles.
                                                                                                   ERNST & YOUNG LLP
   New York, New York
   January 19, 1996

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES SIXTEEN
                                                 STATEMENT OF FINANCIAL CONDITION
                                                         October 31, 1995
                                                              ASSETS
   Common Stock - at market value (Cost $7,020,340)
     (note 1 to schedule of investments)                                                               $8,505,828
   Accounts receivable securities sold                                                                     65,218
   Dividends receivable                                                                                     2,226
       Total Assets                                                                                    $8,573,272
                                                    LIABILITIES AND NET ASSETS
   Trustee advance payable                                                                                $66,718
   Accrued expenses payable                                                                                   108
       Total Liabilities                                                                                   66,826
   Net Assets (730,000 units of fractional undivided interest outstanding):
      Cost to investors (note B)                                                                        7,293,860
      Less sales charge (note C)                                                                        (273,520)
      Net amount applicable to investors                                                                7,020,340
      Net unrealized market appreciation (note D)                                                       1,485,488
        Net amount applicable to unitholders                                                            8,505,828
       Overdistributed investment income-net                                                              (1,451)
       Undistributed proceeds from securities sold                                                          2,069
    Net assets                                                                                          8,506,446
       Total liabilities and net assets                                                                $8,573,272
   Net asset value per Unit                                                                                $11.65
                                         See accompanying notes to financial statements.

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES SIXTEEN
                                                     STATEMENT OF OPERATIONS
                                                                             Period from
                                                                             November 10,
                                                                            1994 (date of
                                                                             deposit ) to
                                                                             October 31,
                                                                                 1995
   Operations:
   Dividend income                                                                $37,232
      Total investment income                                                      37,232
   Less expenses:
   Trustee's fees, expenses and evaluator's expense                                19,179
      Total expenses                                                               19,179
   Investment income-net                                                           18,053
   Realized and unrealized gain on investments-net:
   Net realized gain on securities transactions                                    27,699
   Net change in unrealized market appreciation                                 1,485,488
   Net realized and unrealized gain on investments                              1,513,187
   Net increase in net assets resulting from operations                        $1,531,240
                                          See accompanying notes to financial statements

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES SIXTEEN
                                                STATEMENT OF CHANGES IN NET ASSETS
                                                                             Period from
                                                                             November 10,
                                                                            1994 (date of
                                                                             deposit) to
                                                                             October 31,
                                                                                 1995
   Operations:
   Investment income-net                                                                  $18,053
   Net realized gain on securities transactions                                           27,699
   Net change in unrealized market appreciation                                           1,485,488
   Net increase in net assets resulting from operations                                   1,531,240
   Less: Distributions to Unitholders (Note E)
   Principal                                                                              42,349
   Investment income                                                                      22,053
      Total Distributions                                                                 64,402
   Net Assets:
   Increase in net assets                                                                 1,466,838
   Supplemental Deposits                                                                  7,039,608
   End of Period                                                                          $8,506,446
                                          See accompanying notes to financial statements
                                                  NOTES TO FINANCIAL STATEMENTS
                                                         October 31, 1995
       (A)  The  financial  statements  of  the  Trust  are prepared on the accrual basis of accounting. Security transactions are accounted for on the date the securities are purchased or sold.
       (B)  Cost  to  investors represents the initial public offering price as of the date of deposit, and the value of units through supplemental deposits computed on the basis set forth under "Public Offering Price of Units".
       (C)  Sales  charge  in  the  Initial  Public  Offering period was 3.75% (3.90% of the net amount invested). See "Public
   Offering of Units - Sales Charge and Volume Discount", for information relating to the secondary market.
       (D)  At  October  31,  1995,  the  gross  unrealized  market  appreciation  was  $1,824,596  and  the  gross unrealized market depreciation was $339,108. The net unrealized market appreciation was $1,485,488.
       (E)  Regular  distributions  of  net  income  and  principal  receipts  not  used  for  redemption  of  units  are made quarterly.  Special  distributions  may  be  made  as  the  Sponsor  and  Trustee  deem  necessary to comply with income tax regulations.
       (F) The following units were redeemed with proceeds of securities sold as follows:
                                                                             Period from
                                                                             November 10,
                                                                                 1994
                                                                               (date of
                                                                             deposit) to
                                                                             October 31,
                                                                                 1995
   Total number of units redeemed                                                     ---
   Redemption amount                                                                  ---
   The following units were sold through supplemental
   deposits:
   Number of units sold                                                           630,000
   Value of amount, net of sales charge                                        $6,074,588

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES SIXTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                      As of October 31, 1995
   COMMON STOCKS (100%)
      Name of Issuer                                     Number of Shares                             Market Value (1)
      Advertising: (2%)
         Omnicom Group, Inc.                                  2,223                                        $141,994
      Banking/Finance: (2%)
         Barnett Banks, Inc.                                  2,799                                         154,645
      Biotechnology: (9%)
         Amgen, Inc.*                                         4,161                                         199,728
         Biogen, Inc.*                                        3,015                                         184,669
         Chiron Corp.*                                        1,629                                         148,239
         Genzyme Corp.-General Division*^                     3,877                                         225,835
         Genzyme Corp.-Tissue Repair*^                          526                                           9,402
      Building Materials: (1%)
         Ply-Gem Industries, Inc.                             6,108                                         105,363
      Cellular/Paging Communication:
      (5%)
         Grupo Iusacell S.A.*~                                3,877                                          46,039
         Paging Network, Inc.*                                7,321                                         168,383
         Rogers Cantel Mobile                                 3,733                                          77,460
      Communications*
         Vodafone Group plc~                                  3,445                                         140,814
      Construction: (1%)
         Empresas ICA Sociedad
      Controladora
           S.A. de C.V. ~                                     3,733                                          35,464
      Computer Hardware/Software: (6%)
         Compaq Computer Corp.*                               2,942                                         164,017
         Microsoft Corp.*                                     1,865                                         186,500
         Oracle Corp.*                                        3,987                                         173,933
      Consumer/Household Products:
      (4%)
         Gillette Company                                     3,206                                         155,090
         Procter & Gamble Company                             1,865                                         151,065
      Consumer Finance: (3%)
         World Acceptance Corp.*                             16,381                                         212,953
      Electrical: (2%)
         Emerson Electric Company                             1,865                                         132,881
      Electronics/Semi-Conductors: (10%)
         Hewlett-Packard Company                              1,973                                         182,749
         Intel Corp.                                          3,873                                         270,626
         Littlefuse, Inc.*                                    4,594                                         149,305
         Motorola, Inc.                                       2,008                                         131,775
         Nokia Corp.~                                         2,720                                         151,640
      Entertainment: (5%)
         Walt Disney Company                                  2,726                                         157,086
         Time Warner, Inc.                                    3,374                                         123,151
         Viacom, Inc.*                                        2,942                                         146,365
      Food/Beverage: (3%)
         The Coca-Cola Company                                2,295                                         164,953
         Wrigley (WM) Jr. Company                             2,512                                         116,808
      Food Retailer: (5%)
         General Nutrition Companies,                         8,333                                         207,283
      Inc.*
         Starbucks Corp.*                                     4,167                                         163,555
         Whole Foods Market, Inc.*                            7,186                                          88,029
      Healthcare/Hospitals: (3%)
         Columbia/HCA Healthcare Corp.                        2,942                                         144,526
         Integrated Health Services, Inc.                     3,087                                          70,615
      Investment Conglomerate: (1%)
         Swire Pacific Ltd. (2)                              16,000                                         120,022
                                                                                                         (Continued)

                                                  THE PAINEWEBBER EQUITY TRUST,
                                                   GROWTH STOCK SERIES SIXTEEN
                                                     SCHEDULE OF INVESTMENTS
                                                      As of October 31, 1995
   COMMON STOCKS (100%)
      Name of Issuer                                     Number of Shares                             Market Value (1)
      Machinery: (2%)
         AlliedSignal, Inc.                                   3,445                                        $146,413
      Medical Delivery Services: (9%)
         Apria Healthcare Group, Inc.*^                       8,745                                         189,111
         Boston Scientific Corp.*                             7,259                                         305,785
         Medtronic, Inc.                                      4,589                                         265,015
      Motor Vehicle Parts: (4%)
         Special Devices, Inc.*                               6,324                                         102,765
         Superior Industries International,                   3,923                                         110,334
      Inc.
         TRW, Inc.                                            1,721                                         113,156
      Packaging: (2%)
         Buenos Aires Embotelladora~                          2,871                                          65,674
         Crown Cork & Seal Company,                           3,015                                         105,148
      Inc.*
      Power Utility: (1%)
         China Light & Power Company                         23,500                                         125,222
      Ltd. (2)
      Publishing: (2%)
         A.H. Belo Corp.                                      4,305                                         149,061
      Radio Network: (2%)
         Grupo Radio Centro S.A. de                           7,690                                          54,791
      C.V.~
         Heftel Broadcasting Corp.*                           7,690                                         140,342
      Real Estate Development: (1%)
         Sun Hung Kai Properties Ltd. (2)                    16,000                                         127,784
      Specialty Retailer: (5%)
         Barnes & Noble*                                      4,167                                         152,095
         CUC International, Inc.*                             5,815                                         201,327
         Home Shopping Network, Inc.*                        10,278                                          83,509
      Telecommunications: (1%)
         Telecom Argentina S.A. Cl.B (2)                     18,142                                          69,854
         Telefonos de Mexico S.A.~                            2,080                                          57,200
      Television/Cable Networks: (5%)
         Bell Cablemedia plc*~                                4,739                                          70,493
         Capital Cities/ABC, Inc.                             1,433                                         169,990
         United Video Satellite Group,                        5,819                                         149,839
      Inc.*
      Water Treatment: (4%)
         Ionics, Inc.*                                        3,987                                         162,470
         US Filter Corp.*                                     7,978                                         185,488
                  TOTAL INVESTMENTS                                                                      $8,505,828

      (1)Valuation of Securities was made by the Co-Trustees as described in "Valuation".
      (2)Foreign Stock.
       *Non-income producing.
       ~American Depositary Receipts.
       ^Of the original 59 stocks in the portfolio, Homedco Group and
	Genzyme Corp. have restructured.  Homedco Group merged to form
	Apria Healthcare and Genzyme spun off its Tissue Repair Division.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered.
          EX-27       Financial Data Schedule
          EX-99.C1    Consent of Independent Auditors
                              FINANCIAL STATEMENTS
          1. Statement of Condition of the Trust as shown in the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and Form 10-Q (File No. 1-7367) respectively.

  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Equity Trust, Growth Stock Series 16 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
  Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of
  New York, and the State of New York on the 7th day of February,
  1996.
                       PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES 16
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 7th day of February, 1996.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.